Income Taxes - Schedule of Significant Components of Deferred Tax Assets and Liabilities (Details) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Deductible temporary difference to accruals and others	¥ 158,576,042	¥ 4,725,654
Tax losses carried forward	167,760,191	23,050,789
Less: Valuation allowance	(326,336,233)	¥ (27,776,443)
Taxable temporary difference related to acquired right to operate an online audio/video content platform	23,631,899
Total of deferred tax liabilities	¥ 23,631,899